                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:    /  /     (a)
            or fiscal year ending:  12/31/03    (b)

Is this a transition report?   (Y/N):                                       N
                                                                         ------
                                                                           Y/N

Is this an amendment to a previous filing?   (Y/N):                         N
                                                                         ------
                                                                           Y/N

Those items or sub-items with a box [X]Z[X]after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: The Manufacturers Life Insurance Company (U.S.A.) Separate Account N (formerly, Separate Account Four of The Manufacturers Life Insurance Company of America)

   B. File Number:      811 -5130

   C. Telephone Number: (617) 854-4300

2. A. Street:           73 Tremont Street

   B. City:  Boston  C. State: Massachusetts  D. Zip Code: 02108   Zip Ext. 3915

   E.Foreign Country:                                   Foreign Postal Code:


3. Is this the first filing on this form by Registrant? (Y/N)-------------    N
                                                                             ---
                                                                             Y/N

4. Is this the last filing on this form by Registrant?(Y/N)---------------    N
                                                                             ---
                                                                             Y/N

5. Is Registrant a small business investment company (SBIC)? (Y/N)--------    N
                                                                             ---
   [If answer is "Y" (Yes), complete only items 89 through 110.]             Y/N

6. Is Registrant a unit investment trust (UIT)? (Y/N)---------------------    Y
                                                                             ---
   [If answer is "Y" (Yes), complete only items 111 through 132.]            Y/N

7. A. Is Registrant a series or multiple portfolio company? (Y/N)---------
                                                                             ---
      [If answer is "N" (No), go to item 8.]                                 Y/N

   B. How many separate series or portfolios did Registrant have at the end of the period?-------------------------------------------

   For period ending    12/31/03
                        --------
   File number 811-     5130
                        --------

111. A.  [X]Z[X]         Depositor Name:
                                        ------------------------
     B.  [X]Z[X]         File Number (if any):
                                              ------------------
     C.  [X]Z[X]         City:       State:          Zip Code:     Zip Ext:
                              -----        --------           -----        -----
     D.  [X]Z[X]         Foreign Country:              Foreign Postal Code:
                                         --------------                    -----

112. A.  [X]Z[X]         Sponsor Name:
                                      ---------------------
     B.  [X]Z[X]         File Number (if any):
                                              --------------------
     C.  [X]Z[X]         City:       State:          Zip Code:      Zip Ext:3915
                               -----        --------          ----          ----
     D.  [X]Z[X]         Foreign Country:             Foreign Postal Code:
                                         -------------                    ------

116. Family of investment companies information:

     A.  [X]Z[X]         Is Registrant part of a family ofinvestment
                         companies?  (Y/N) ---------------------             ---
                                                                             Y/N

     B.  [X]Z[X]         Identify the family in 10 letters:    MANULIFEIS

            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [X]Z[X]         Is Registrant a separate account of an
                         insurance company?  (Y/N) -------------             ---
                                                                             Y/N

            If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B.  [X]Z[X]         Variable annuity contracts?(Y/N)-----------------
                                                                             ---
                                                                             Y/N

     C.  [X]Z[X]         Schedule premium variable lifecontracts?(Y/N)----
                                                                             ---
                                                                             Y/N

     D.  [X]Z[X]         Flexible premium variable lifecontracts?(Y/N) ---
                                                                             ---
                                                                             Y/N

     E.  [X]Z[X]         Other types of insurance products registered
                         under the Securities Act of 1933?(Y/N)-----------
                                                                             ---
                                                                             Y/N

118. [X]Z[X]             State the number of series existing at the
                         end of the period that had securities
                         registered under the Securities Act of 1933------     3
                                                                             ---

119. [X]Z[X]             State the number of new series for which
                         registration statements underthe Securities
                         Act of 1933 became effective during the period---     0
                                                                             ---
120. [X]Z[X]             State the total value of the portfolio
                         securities on the date of deposit for the new
                         series included in item 119 ($000's omitted)-----   $ 0
                                                                             ---
121. [X]Z[X]             State the number of series for which a current
                         prospectus was in existence at the end of the
                         period ------------------------------------------     1
                                                                             ---
122. [X]Z[X]             State the number of existing series for which
                         additional units were registered under the
                         Securities Act of 1933 during the current period-
                                                                             ---

For period ending    12/31/01
File number 811-     5130

123. [X]Z[X]             State the total value of the additional units
                         considered in answering item 122 ($000's omitted)   $ 0
                                                                             ---
124. [X]Z[X]             State the total value of units of prior series
                         that were placed in the portfolios of subsequent
                         series during the current period (the value of
                         these units is to be measured on the date they
                         were placed in the subsequent series) ($000's
                         omitted)-----------------------------------------   $
                                                                             ---
125. [X]Z[X]             State the total dollar amount of sales
                         loads collected (before reallowances to
                         other brokers or dealers) by
                         Registrant's principal underwriter and
                         any underwriter which is an affiliated
                         person of the principal underwriter
                         during the current period solely from
                         the sale of units of all series of
                         Registrant ($000's omitted)----------------------$2,223
                                                                          ------
126.                     Of the amount shown in item 125, state the total
                         dollar amount of sales loads collected from
                         secondary market operations in Registrant's units
                         (include the sales loads, if any, collected on
                         units of a prior series placed in the portfolio
                         of a subsequent series). ($000's omitted)--------    $0
                                                                             ---
127.                     List opposite the appropriate description below
                         the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period
                         (excluding distributions of realized gains, if any):


                                                    Number          Total       Total Income
                                                    of             Assets       Distributions
                                                    Series         ($000's         ($000's
                                                    Investing     omitted)        omitted)
A    U.S. Treasury direct issue                                  $              $
                                                    -            --------       ------
B    U.S. Government agency                                      $              $
                                                    -            --------       ------
C    State and municipal tax-free                                $              $
                                                    -            --------       ------
D    Public utility debt                                         $              $
                                                    -            --------       ------
E    Broker or dealers debt or debt of brokers'
      or dealers' parent                                         $              $
                                                    -            --------       ------
F    All other corporate intermed. & long-term
      debt                                                       $              $
                                                    -            --------       ------
G    All other corporate short-term debt                         $              $
                                                    -            --------       ------
H    Equity securities or brokers or dealers or
      parents of brokers or dealers                              $              $
                                                    -            --------       ------
I    Investment company equity securities                        $              $
                                                    -            --------       ------
J    All other equity securities                    3            $561,705       $7,826
                                                    -            --------       ------
K    Other securities                                            $              $
                                                    -            --------       ------
L    Total assets of all series of Registrant                    $561,705
                                                                 --------

For period ending    12/31/02
File number 811-     5130

128. [X]Z[X]             Is the timely payment of principal and
                         interest on any of the portfolio
                         securities held by any of Registrant's
                         series at the end of the current period
                         insured or guaranteed by an entity other
                         than the insurer?  (Y/N)-------------------------
                                                                             ---
                                                                             Y/N

                         [If answer is "N" (No), go to item 131.]

129. [X]Z[X]             Is the issuer of any instrument covered
                         in item 128 delinquent or in default as
                         to payment of principal or interest at
                         the end of the current period? (Y/N)-------------
                                                                             ---
                                                                             Y/N

                         [If answer is "N" (No), go to item 131.]

130. [X]Z[X]             In computations of NAV or offering price
                         per unit, is any part of the value
                         attributed to instruments identified in
                         item 129 derived from insurance or
                         guarantees?(Y/N)---------------------------------
                                                                             ---
                                                                             Y/N

131.                     Total expenses incurred by all series of
                         Registrants during the current reporting
                         period ($000's omitted)--------------------------$2,900
                                                                          ------

132. [X]Z[X]             List the "811" (Investment Company Act
                         of 1940) registration number for all
                         Series of Registrant that are being
                         included in this filing:


         811-   5130     811-           811-           811-            811-
         811-            811-           811-           811-            811-
         811-            811-           811-           811-            811-
         811-            811-           811-           811-            811-
         811-            811-           811-           811-            811-
         811-            811-           811-           811-            811-
         811-            811-           811-           811-            811-
         811-            811-           811-           811-            811-
         811-            811-           811-           811-            811-

For period ending    12/31/02
File number 811-     5130



This report is signed on behalf of the registrant in the City of Toronto, Canada on the 20th day of February, 2003.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)



/s/ DENIS TURNER
----------------------
By:
Denis Turner
Senior Vice President and Treasurer

/s/ JAMES D. GALLAGHER
----------------------
Witness:
James D. Gallagher
Executive Vice President, Secretary
& General Counsel